Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 573,908	$ 539,665
Accumulated depreciation	(496,153)	(479,296)
Property and equipment, net	77,755	60,369
Machinery and Equipment
Property and equipment, gross	240,295	240,295
Office Equipment
Property and equipment, gross	196,150	156,860
Devices
Property and equipment, gross	81,059	89,704
Software
Property and equipment, gross	38,126	34,528
Furniture and Fixtures Gross
Property and equipment, gross	16,019	16,019
Other Assets
Property and equipment, gross	$ 2,259	$ 2,259